Expense Example, No Redemption - BlackRock Real Estate Securities Fund - Investor C Shares	May 28, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	601
Expense Example, No Redemption, 5 Years	1,102
Expense Example, No Redemption, 10 Years	$ 2,270